Annual Total Returns - Strategic Advisers® Emerging Markets Fund [BarChart] - 02.28 Strategic Advisers Emerging Markets Fund PRO-15 - Strategic Advisers® Emerging Markets Fund - Strategic Advisers Emerging Markets Fund-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	20.11%
Annual Return 2013	(2.21%)
Annual Return 2014	(2.33%)
Annual Return 2015	(15.76%)
Annual Return 2016	11.17%
Annual Return 2017	38.37%
Annual Return 2018	(17.13%)
Annual Return 2019	21.88%
Annual Return 2020	20.37%
Annual Return 2021	(2.17%)